Condensed Statements of Cash Flows - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (97,764)	$ (4,030,088)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares	5,000	5,000
Interest earned on marketable securities held in Trust Account	0		(14,450)
Changes in operating assets and liabilities:
Prepaid expenses	0	(1,188,660)	459,613
Accrued expenses	0	25,296	2,652,183
Net cash used in operating activities	0	(1,256,128)	(932,742)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash Flows from Financing Activities
Advances from related party	0		38,064
Repayment of advances from related party		(104,462)	(24,702)
Proceeds from working capital loan - related party			2,000,000
Proceeds from sale of Public Shares, net of underwriting discounts paid		270,480,000
Proceeds from sale of Private Placement Shares		7,520,000
Payments of offering costs		(549,315)
Net cash provided by financing activities	0	277,346,223	2,013,362
Net Change in Cash	0	90,095	1,080,620
Cash – Beginning of period	0	0	90,095
Cash – End of period	0	90,095	1,170,715
Non-Cash Investing and Financing Activities:
Deferred offering costs included in accrued offering costs	28,000		0
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	$ 20,000		$ 0
Initial classification of Class A ordinary shares subject to possible redemption		262,686,220
Change in value of Class A ordinary shares subject to possible redemption		(92,770)
Deferred underwriting fee payable		9,660,000
Offering costs paid directly by Sponsor in consideration for the issuance of Class B ordinary shares		20,000
Payment of offering costs through promissory note – related party		$ 104,462